Expense Example {- Fidelity® Total International Equity Fund} - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-08 - Fidelity® Total International Equity Fund - Fidelity Total International Equity Fund-Retail Class
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 112
3 years	393
5 years	703
10 years	$ 1,584